Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Components of property and equipment
Consist of the following (in thousands $):

	Artwork	Furniture and fixtures	Computer hardware and software	Leasehold improvements	Right of use assets	Total

Cost
At Dec. 31, 2022	7,089	2,823	3,002	5,654	12,359	30,927
Additions	—	154	224	1,157	1,574	3,109
Disposals	—	(591)	(189)	(413)	(2,684)	(3,877)
Net exchange differences	170	404	59	123	86	842
At Dec. 31, 2023	7,259	2,790	3,096	6,521	11,335	31,001
Additions	—	412	272	1,184	10,101	11,969
Net exchange differences	(582)	(301)	(319)	(533)	(1,295)	(3,030)
At Dec. 31, 2024	6,677	2,901	3,049	7,172	20,141	39,940

Accumulated depreciation
At Dec. 31, 2022	—	(2,513)	(2,822)	(4,814)	(8,282)	(18,431)
Depreciation charge for the year	—	(141)	(68)	(521)	(2,113)	(2,843)
Disposals	—	399	181	201	994	1,775
Net exchange differences	—	(251)	(116)	(134)	(145)	(646)
At Dec. 31, 2023	—	(2,506)	(2,825)	(5,268)	(9,546)	(20,145)
Depreciation charge for the year	—	(112)	(177)	(275)	(1,657)	(2,221)
Net exchange differences	—	270	291	408	642	1,611
At Dec. 31, 2024	—	(2,348)	(2,711)	(5,135)	(10,561)	(20,755)

Net book value at:
Dec. 31, 2023	7,259	284	271	1,253	1,789	10,856
Dec. 31, 2024	6,677	553	338	2,037	9,580	19,185